******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04525
Reporting Period: 07/01/2003 - 06/30/2004
T. Rowe Price California Tax Free Income Trust


                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-4525

                 T. Rowe Price California Tax-Free Income Trust
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               (Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland  21202
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(Address of principal executive offices)

                                Stephen V. Booth
                             100 East Pratt Street
                           Baltimore, Maryland 21202
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 345-4762

Date of fiscal year end:   2/28

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price California Tax-Free Income Trust

By (Signature and Title)  /s/ Stephen V. Booth
                              Stephen V. Booth, Vice-President
Date   August 11, 2004



======================== CALIFORNIA TAX-FREE BOND FUND =========================


MOJAVE CALIFORNIA WATER AGENCY

Ticker:                      Security ID:  608412CF7
Meeting Date: JUN 9, 2004    Meeting Type: Written Consent
Record Date:  MAY 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     BONDOWNER DIRECTIONS AND CONSENT DATED    For       For        Management
      MAY 5, 2004




======================== CALIFORNIA TAX-FREE MONEY FUND ========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.